Equity Accounted Investments - Condensed Summary of Company's Investments in and Advances to Joint Ventures (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Feb. 29, 2012	Oct. 31, 2014	Nov. 30, 2011
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	16.05%
Investment in equity accounted investments	$ 873,421	$ 690,309
Long-term Loans to equity accounted investees	251,580	140,772
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investment in equity accounted investments	19,551	20,489
Long-term Loans to equity accounted investees	28,201	19,570
China Lng [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Long-term Loans to equity accounted investees	97,157
Exmar LPG BVBA [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investment in equity accounted investments	126,690	82,576
Long-term Loans to equity accounted investees	82,677	82,068
Tiro and Sidon [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investment in equity accounted investments	54,540	52,118
Long-term Loans to equity accounted investees	18,006	12,781
Teekay LNG-Marubeni Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	52.00%		52.00%
Long-term Loans to equity accounted investees	11,039	10,274
Malt Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	52.00%
Investment in equity accounted investments	263,446	228,183
RasGas 3 [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	40.00%
Investment in equity accounted investments	141,866	125,648
Exmar [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investment in equity accounted investments	97,037	86,387
Tanker Investments Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	16.00%			8.94%
Investment in equity accounted investments	63,715
Angola Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	33.00%
Investment in equity accounted investments	50,887	54,168
Sevan Marine [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	43.00%	43.00%			40.00%
Investment in equity accounted investments	34,985	40,740
BG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Investment in equity accounted investments	20,704
SkaugenPetroTrans [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Long-term Loans to equity accounted investees	$ 14,500	$ 16,079
Minimum [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	16.00%
Minimum [Member] | BG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	20.00%
Maximum [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Maximum [Member] | BG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	30.00%